Furniture and Equipment (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment Details
Property and Equipment	$ 966,936	$ 924,319
Less: Accumulated Depreciation	(252,182)	(121,292)
Net Property and Equipment	$ 714,754	$ 803,027